Right-of-use assets, long-term financial assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets and lease liabilities:
Additions and remeasurements	SFr 460	SFr 1,215
Right-of-use of leased assets:
Balance, beginning of period	2,914	2,223
Depreciation	(566)	(509)
Dispositions		(15)
Balance, end of period	2,808	2,914
Buildings
Right-of-use assets and lease liabilities:
Additions and remeasurements	SFr 460	SFr 1,144
Weighted average incremental borrowing rate	3.50%	2.50%
Right-of-use of leased assets:
Balance, beginning of period	SFr 2,776	SFr 2,106
Depreciation	(528)	(474)
Balance, end of period	2,708	2,776
Office Equipment
Right-of-use assets and lease liabilities:
Additions and remeasurements	SFr 0	SFr 71
Weighted average incremental borrowing rate	5.30%	5.30%
Right-of-use of leased assets:
Balance, beginning of period	SFr 98	SFr 63
Depreciation	(24)	(21)
Dispositions		(15)
Balance, end of period	74	98
IT Equipment
Right-of-use assets and lease liabilities:
Additions and remeasurements	SFr 0	SFr 0
Weighted average incremental borrowing rate	2.60%	2.60%
Right-of-use of leased assets:
Balance, beginning of period	SFr 40	SFr 54
Depreciation	(14)	(14)
Balance, end of period	SFr 26	SFr 40